Financial Risk Management - Summary of Group's Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of cash and cash equivalents
Deposits at call	$ 421	$ 542	$ 38,039
Cash at bank	50,005	37,221	$ 7,722
Trade and other receivables
Other recoverable taxes (Goods and services tax and value-added tax)	86	53
Credit Risk | Minimum A Rated
Reconciliation of cash and cash equivalents
Deposits at call	421	542
Cash at bank	50,005	37,221
Trade and other receivables
Receivable from minimum A rated bank deposits (interest)	252	262
Credit Risk | Non-Rated
Trade and other receivables
Receivable from other parties (non-rated)	1,740	45,745
Credit Risk | Australian Government
Trade and other receivables
Receivable from the Australian Government (Income Tax)	1,511	3,305
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Other recoverable taxes (Goods and services tax and value-added tax)	84	48
Credit Risk | United States Government
Trade and other receivables
Receivable from the Australian Government (Income Tax)	71	24
Other non-current assets
Receivable from the United States Government (U.S. tax credits)	1,467	1,473
Credit Risk | Swiss Government
Trade and other receivables
Receivable from the Swiss Government (Value-Added Tax)	$ 2	$ 6